Cover	12 Months Ended
Sep. 29, 2023
Document Information [Line Items]
Document Type	PRE 14A
Amendment Flag	false
Entity Information [Line Items]
Entity Registrant Name	MACOM TECHNOLOGY SOLUTIONS HOLDINGS, INC.
Entity Central Index Key	0001493594